Loss per share (Tables)	3 Months Ended
Mar. 31, 2026
Loss per share [Abstract]
Loss Per Share

	Three months ended March 31,
	2026	2025
Loss attributable to shareholders (in $’000)	(18,967)	(10,812)
Weighted average number of shares in issue	62,034,031	58,028,145
Basic and diluted loss per share (in USD)	(0.31)	(0.19)